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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05062

ING GET Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING GET Fund Series V

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 2.5%
		Advertising: 0.0%
200		Omnicom Group	$8,836
			8,836
		Aerospace/Defense: 0.1%
200		Boeing Co.	14,874
50		General Dynamics Corp.	4,169
120		Lockheed Martin Corp.	11,916
184		Northrop Grumman Corp.	14,317
300		United Technologies Corp.	20,646
			65,922
		Agriculture: 0.0%
550		Altria Group, Inc.	12,210
110		Archer-Daniels-Midland Co.	4,528
550	@	Philip Morris International, Inc.	27,819
100		Reynolds American, Inc.	5,903
			50,460
		Airlines: 0.0%
500		Southwest Airlines Co.	6,200
			6,200
		Apparel: 0.0%
180		Nike, Inc.	12,240
			12,240
		Auto Manufacturers: 0.0%
500	@	Ford Motor Co.	2,860
150		General Motors Corp.	2,858
75		Paccar, Inc.	3,375
			9,093
		Auto Parts & Equipment: 0.0%
100	@	Goodyear Tire & Rubber Co.	2,580
250		Johnson Controls, Inc.	8,450
			11,030
		Banks: 0.1%
1,003		Bank of America Corp.	38,024
400		Bank of New York Mellon Corp.	16,692
100		BB&T Corp.	3,206
108		Capital One Financial Corp.	5,316
200		Fifth Third Bancorp.	4,184
200		Huntington Bancshares, Inc.	2,150
100		Keycorp.	2,195
298		Marshall & Ilsley Corp.	6,914
100		Northern Trust Corp.	6,647
468		Regions Financial Corp.	9,243
150		State Street Corp.	11,850
100		US Bancorp.	3,236
588		Wachovia Corp.	15,876
600		Wells Fargo & Co.	17,460
100		Zions Bancorp.	4,555
			147,548
		Beverages: 0.1%
200		Anheuser-Busch Cos., Inc.	9,490
450		Coca-Cola Co.	27,392
200	@	Constellation Brands, Inc.	3,534
150		Pepsi Bottling Group, Inc.	5,087
430		PepsiCo, Inc.	31,046
			76,549
		Biotechnology: 0.0%
300	@	Amgen, Inc.	12,534
100	@	Biogen Idec, Inc.	6,169
50	@	Celgene Corp.	3,065
50	@	Genzyme Corp.	3,727
			25,495
		Building Materials: 0.0%
200		Masco Corp.	3,966
			3,966
		Chemicals: 0.1%
100		Air Products & Chemicals, Inc.	9,200
200		Dow Chemical Co.	7,370
100		Ecolab, Inc.	4,343
300		EI Du Pont de Nemours & Co.	14,028
100		International Flavors & Fragrances, Inc.	4,405
130		Monsanto Co.	14,495
100		PPG Industries, Inc.	6,051
200		Sigma-Aldrich Corp.	11,930
			71,822

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services: 0.0%
50	@	Apollo Group, Inc. - Class A	$2,160
20		McKesson Corp.	1,047
100		Moody’s Corp.	3,483
100		Robert Half International, Inc.	2,574
200		RR Donnelley & Sons Co.	6,062
172		Western Union Co.	3,658
			18,984
		Computers: 0.1%
100	@	Affiliated Computer Services, Inc.	5,011
200	@	Apple, Inc.	28,700
100	@	Cognizant Technology Solutions Corp.	2,883
50	@	Computer Sciences Corp.	2,040
730	@	Dell, Inc.	14,542
100		Electronic Data Systems Corp.	1,665
550	@	EMC Corp.	7,887
700		Hewlett-Packard Co.	31,962
350		International Business Machines Corp.	40,299
100	@	Lexmark International, Inc.	3,072
100	@	NetApp, Inc.	2,005
100	@	Sandisk Corp.	2,257
175	@	Sun Microsystems, Inc.	2,718
100	@	Teradata Corp.	2,206
			147,247
		Cosmetics/Personal Care: 0.1%
100		Avon Products, Inc.	3,954
100		Colgate-Palmolive Co.	7,791
877		Procter & Gamble Co.	61,451
			73,196
		Distribution/Wholesale: 0.0%
200		Genuine Parts Co.	8,044
			8,044
		Diversified Financial Services: 0.2%
250		American Express Co.	10,930
90		Ameriprise Financial, Inc.	4,667
250		Charles Schwab Corp.	4,708
50		CIT Group, Inc.	593
1,150		Citigroup, Inc.	24,633
60		CME Group, Inc.	28,146
198		Countrywide Financial Corp.	1,089
125		Discover Financial Services	2,046
250		Fannie Mae	6,580
50		Franklin Resources, Inc.	4,850
200		Freddie Mac	5,064
150		Goldman Sachs Group, Inc.	24,809
950		JPMorgan Chase & Co.	40,803
110		Lehman Brothers Holdings, Inc.	4,140
150		Merrill Lynch & Co., Inc.	6,111
250		Morgan Stanley	11,425
110		Nyse Euronext	6,788
100	@	SLM Corp.	1,535
			188,917
		Electric: 0.1%
200		American Electric Power Co., Inc.	8,326
50		Constellation Energy Group, Inc.	4,414
200		Dominion Resources, Inc.	8,168
50		DTE Energy Co.	1,945
800		Duke Energy Corp.	14,280
100		Edison International	4,902
50		Entergy Corp.	5,454
100		Exelon Corp.	8,127
110		FirstEnergy Corp.	7,548
200		FPL Group, Inc.	12,548
200		PPL Corp.	9,184
100		Southern Co.	3,561
			88,457
		Electrical Components & Equipment: 0.0%
100		Emerson Electric Co.	5,146
100		Molex, Inc.	2,316
			7,462
		Electronics: 0.0%
150	@	Agilent Technologies, Inc.	4,475
100		Applera Corp. - Applied Biosystems Group	3,286
100		Jabil Circuit, Inc.	946
150	@	Thermo Electron Corp.	8,526
137	@@	Tyco Electronics Ltd.	4,702
50	@	Waters Corp.	2,785
			24,720
		Entertainment: 0.0%
50		International Game Technology	2,011
			2,011
		Environmental Control: 0.0%
200	@	Allied Waste Industries, Inc.	2,162

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Environmental Control (continued)
100		Waste Management, Inc.	$3,356
			5,518
		Food: 0.0%
100		ConAgra Foods, Inc.	2,395
150		General Mills, Inc.	8,982
200		HJ Heinz Co.	9,394
100		Kellogg Co.	5,256
218		Kraft Foods, Inc.	6,760
100		Kroger Co.	2,540
100		Safeway, Inc.	2,935
300		Sara Lee Corp.	4,194
100		WM Wrigley Jr. Co.	6,284
			48,740
		Forest Products & Paper: 0.0%
100		International Paper Co.	2,720
			2,720
		Gas: 0.0%
200		NiSource, Inc.	3,448
200		Sempra Energy	10,656
			14,104
		Hand/Machine Tools: 0.0%
120		Black & Decker Corp.	7,932
50		Stanley Works	2,381
			10,313
		Healthcare - Products: 0.1%
150		Baxter International, Inc.	8,673
300	@	Boston Scientific Corp.	3,861
137	@@	Covidien Ltd.	6,062
750		Johnson & Johnson	48,653
250		Medtronic, Inc.	12,093
100	@	Patterson Cos., Inc.	3,630
100	@	St. Jude Medical, Inc.	4,319
			87,291
		Healthcare - Services: 0.0%
120		Aetna, Inc.	5,051
115	@	Coventry Health Care, Inc.	4,640
100	@	Humana, Inc.	4,486
50	@	Laboratory Corp. of America Holdings	3,684
360		UnitedHealth Group, Inc.	12,370
110	@	WellPoint, Inc.	4,854
			35,085
		Home Builders: 0.0%
100		Centex Corp.	2,421
100		D.R. Horton, Inc.	1,575
100		KB Home	2,473
200		Pulte Homes, Inc.	2,910
			9,379
		Household Products/Wares: 0.0%
100		Clorox Co.	5,664
200		Kimberly-Clark Corp.	12,910
			18,574
		Housewares: 0.0%
200		Newell Rubbermaid, Inc.	4,574
			4,574
		Insurance: 0.1%
90	@@	ACE Ltd.	4,955
200		Aflac, Inc.	12,990
120		Allstate Corp.	5,767
600		American International Group, Inc.	25,950
100		AON Corp.	4,020
220		Chubb Corp.	10,886
100		Cigna Corp.	4,057
100		Cincinnati Financial Corp.	3,804
100		Genworth Financial, Inc.	2,264
50		Hartford Financial Services Group, Inc.	3,789
100		Lincoln National Corp.	5,200
100		Loews Corp.	4,022
100		Marsh & McLennan Cos., Inc.	2,435
300		Metlife, Inc.	18,078
110		Progressive Corp.	1,768
140		Prudential Financial, Inc.	10,955
50		Torchmark Corp.	3,006
250		Travelers Cos., Inc.	11,963
100		UnumProvident Corp.	2,201
			138,110
		Internet: 0.1%
100	@	Amazon.com, Inc.	7,130
300	@	eBay, Inc.	8,952
100	@	Expedia, Inc.	2,189
50	@	Google, Inc. - Class A	22,024
100	@	IAC/InterActiveCorp.	2,076
246	@	Symantec Corp.	4,089

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Internet (continued)
300	@	Yahoo!, Inc.	$8,679
			55,139
		Iron/Steel: 0.0%
70		Nucor Corp.	4,742
70		United States Steel Corp.	8,881
			13,623
		Leisure Time: 0.0%
100		Carnival Corp.	4,048
			4,048
		Lodging: 0.0%
50		Starwood Hotels & Resorts Worldwide, Inc.	2,588
			2,588
		Machinery - Construction & Mining: 0.0%
200		Caterpillar, Inc.	15,658
			15,658
		Machinery - Diversified: 0.0%
100		Cummins, Inc.	4,682
100		Deere & Co.	8,044
			12,726
		Media: 0.1%
100		CBS Corp. - Class B	2,208
150		Clear Channel Communications, Inc.	4,383
600		Comcast Corp. - Class A	11,604
200	@	DIRECTV Group, Inc.	4,958
100		Gannett Co., Inc.	2,905
120		McGraw-Hill Cos., Inc.	4,434
550		News Corp. - Class A	10,313
600		Time Warner, Inc.	8,412
200	@	Viacom - Class B	7,924
550		Walt Disney Co.	17,259
			74,400
		Mining: 0.0%
100		Alcoa, Inc.	3,606
77		Freeport-McMoRan Copper & Gold, Inc.	7,409
100		Newmont Mining Corp.	4,530
			15,545
		Miscellaneous Manufacturing: 0.2%
200		3M Co.	15,830
50		Danaher Corp.	3,802
200		Dover Corp.	8,356
100		Eaton Corp.	7,967
2,750		General Electric Co.	101,778
200		Honeywell International, Inc.	11,284
200		Illinois Tool Works, Inc.	9,646
100	@@	Ingersoll-Rand Co.	4,458
100		Leggett & Platt, Inc.	1,525
50		Parker Hannifin Corp.	3,464
100		Textron, Inc.	5,542
137	@@	Tyco International Ltd.	6,035
			179,687
		Office/Business Equipment: 0.0%
200		Pitney Bowes, Inc.	7,004
300		Xerox Corp.	4,491
			11,495
		Oil & Gas: 0.3%
200		Anadarko Petroleum Corp.	12,606
100		Apache Corp.	12,082
100		Chesapeake Energy Corp.	4,615
681		Chevron Corp.	58,130
441		ConocoPhillips	33,609
200		Devon Energy Corp.	20,866
100		ENSCO International, Inc.	6,262
1,500		ExxonMobil Corp.	126,870
100		Hess Corp.	8,818
200		Marathon Oil Corp.	9,120
100		Murphy Oil Corp.	8,214
100	@, @@	Nabors Industries Ltd.	3,377
100		Noble Energy, Inc.	7,280
300		Occidental Petroleum Corp.	21,951
200		Valero Energy Corp.	9,822
50		XTO Energy, Inc.	3,093
			346,715
		Oil & Gas Services: 0.1%
100		Baker Hughes, Inc.	6,850
200		Halliburton Co.	7,866
100	@	National Oilwell Varco, Inc.	5,838
300		Schlumberger Ltd.	26,100
49	@	Transocean, Inc.	6,625
100	@	Weatherford International Ltd.	7,247
			60,526
		Packaging & Containers: 0.0%
50		Ball Corp.	2,297

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Packaging & Containers (continued)
100	@	Pactiv Corp.	$2,621
			4,918
		Pharmaceuticals: 0.1%
300		Abbott Laboratories	16,545
100		Allergan, Inc.	5,639
100		AmerisourceBergen Corp.	4,098
500		Bristol-Myers Squibb Co.	10,650
100		Cardinal Health, Inc.	5,251
300		Eli Lilly & Co.	15,477
120	@	Express Scripts, Inc.	7,718
100	@	Forest Laboratories, Inc.	4,001
200	@	Gilead Sciences, Inc.	10,306
111	@	King Pharmaceuticals, Inc.	966
200	@	Medco Health Solutions, Inc.	8,758
550		Merck & Co., Inc.	20,873
1,900		Pfizer, Inc.	39,767
350		Schering-Plough Corp.	5,044
350		Wyeth	14,616
			169,709
		Pipelines: 0.0%
200		El Paso Corp.	3,328
200		Spectra Energy Corp.	4,550
200		Williams Cos., Inc.	6,596
			14,474
		Retail: 0.1%
110		Best Buy Co., Inc.	4,561
100	@	Big Lots, Inc.	2,230
190	@	Coach, Inc.	5,729
200		Costco Wholesale Corp.	12,994
318		CVS Caremark Corp.	12,882
50		Darden Restaurants, Inc.	1,628
200		Family Dollar Stores, Inc.	3,900
100	@	GameStop Corp.	5,171
200		Gap, Inc.	3,936
320		Home Depot, Inc.	8,950
100		Limited Brands, Inc.	1,710
300		Lowe’s Cos., Inc.	6,882
100		Macy’s, Inc.	2,306
350		McDonald’s Corp.	19,520
100		RadioShack Corp.	1,625
200		Staples, Inc.	4,422
250	@	Starbucks Corp.	4,375
100		Supervalu, Inc.	2,998
200		Target Corp.	10,136
150		TJX Cos., Inc.	4,961
200		Walgreen Co.	7,618
550		Wal-Mart Stores, Inc.	28,974
100		Wendy’s International, Inc.	2,306
200		Yum! Brands, Inc.	7,442
			167,256
		Savings & Loans: 0.0%
400		Hudson City Bancorp., Inc.	7,072
200		Sovereign Bancorp., Inc.	1,864
502		Washington Mutual, Inc.	5,171
			14,107
		Semiconductors: 0.1%
100		Analog Devices, Inc.	2,952
350		Applied Materials, Inc.	6,829
200	@	Broadcom Corp.	3,854
1,440		Intel Corp.	30,499
100		KLA-Tencor Corp.	3,710
300	@	LSI Logic Corp.	1,485
50		National Semiconductor Corp.	916
100	@	Novellus Systems, Inc.	2,105
200	@	Nvidia Corp.	3,958
100	@	QLogic Corp.	1,535
400		Texas Instruments, Inc.	11,308
100		Xilinx, Inc.	2,375
			71,526
		Software: 0.1%
120	@	Adobe Systems, Inc.	4,271
70	@	Autodesk, Inc.	2,204
100	@	BMC Software, Inc.	3,252
250		CA, Inc.	5,625
100	@	Electronic Arts, Inc.	4,992
100		IMS Health, Inc.	2,101
2,150		Microsoft Corp.	61,017
200	@	Novell, Inc.	1,258
1,100	@	Oracle Corp.	21,516
			106,236
		Telecommunications: 0.2%
1,510		AT&T, Inc.	57,833

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
200		CenturyTel, Inc.	$6,648
1,650	@	Cisco Systems, Inc.	39,749
200		Citizens Communications Co.	2,098
400		Corning, Inc.	9,616
28		Embarq Corp.	1,123
100	@	JDS Uniphase Corp.	1,339
150	@	Juniper Networks, Inc.	3,750
320		Motorola, Inc.	2,976
400		Qualcomm, Inc.	16,400
300		Qwest Communications International, Inc.	1,359
466		Sprint Nextel Corp.	3,118
600		Verizon Communications, Inc.	21,870
200		Windstream Corp.	2,390
			170,269
		Textiles: 0.0%
100		Cintas Corp.	2,854
			2,854
		Toys/Games/Hobbies: 0.0%
100		Hasbro, Inc.	2,790
			2,790
		Transportation: 0.0%
100		Burlington Northern Santa Fe Corp.	9,222
100		CSX Corp.	5,607
50		FedEx Corp.	4,634
50		Norfolk Southern Corp.	2,716
200		United Parcel Service, Inc. - Class B	14,604
			36,783
		Total Common Stock
		(Cost $3,192,275)	2,975,679
REAL ESTATE INVESTMENT TRUSTS: 0.0%
		Apartments: 0.0%
100		Equity Residential	4,149
			4,149
		Hotels: 0.0%
300		Host Hotels & Resorts, Inc.	4,776
			4,776
		Regional Malls: 0.0%
100		General Growth Properties, Inc.	3,817
			3,817
		Storage: 0.0%
100		Public Storage, Inc.	8,862
			8,862
		Warehouse/Industrial: 0.0%
50		Prologis	2,943
			2,943
		Total Real Estate Investment Trusts
		(Cost $24,227)	24,547

Principal Amount			Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 83.9%
		Federal Home Loan Mortgage Corporation: 16.0%
$5,375,000	^, Z	1.670% due 07/15/08	$5,348,684
13,300,000	^^, Z	1.860% due 10/15/08	13,168,011
			18,516,695
		Federal National Mortgage Association: 34.0%
39,500,000	^^, Z	1.600% due 05/15/08	39,421,334
			39,421,334
		Other U.S. Agency Obligations: 33.9%
14,205,000	Z	Financing Corp., 1.640% due 06/27/08	14,148,166
5,763,000	Z	Financing Corp., 1.800% due 10/06/08	5,708,960
15,000,000	^, Z	Resolution Funding Corp., 1.380% due 07/15/08	14,939,445
4,604,000	^, Z	Tennessee Valley Authority, 1.770% due 07/15/08	4,580,147
			39,376,718
		Total U.S. Government Agency Obligations
		(Cost $97,163,406)	97,314,747
U.S. TREASURY OBLIGATIONS: 12.8%
		U.S. Treasury STRIP: 12.8%
14,841,000	^^	Discount Note, due 05/15/08	14,819,884
		Total U.S. Treasury Obligations
		(Cost $14,796,571)	14,819,884
		Total Long-Term Investments
		(Cost $115,176,479)	115,134,857

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 0.9%
		Mutual Fund: 0.6%
675,000	**	ING Institutional Prime Money Market Fund		$675,000
		Total Mutual Fund
		(Cost $675,000)		675,000

Principal Amount				Value
		Repurchase Agreement: 0.3%
$324,000		Morgan Stanley Repurchase Agreement dated 03/31/08, 2.250%, due 04/01/08, $324,020 to be received upon repurchase (Collateralized by $330,000 Federal National Mortgage Association, 5.100%, Market Value plus accrued interest $334,694, due 09/10/09)		$324,000
		Total Repurchase Agreement
		(Cost $324,000)		324,000
		Total Short-Term Investments
		(Cost $999,000)		999,000
		Total Investments in Securities
		(Cost $116,175,479)*	100.1%	$116,133,857
		Other Assets and Liabilities - Net	(0.1)	(109,369)
		Net Assets	100.0%	$116,024,488

@	Non-income producing security
@@	Foreign Issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
**	Investment in affiliate
^	Interest Only (IO) Security
^^	Principal Only (PO) Security
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $116,347,173.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$92,604
	Gross Unrealized Depreciation	(305,920)
	Net Unrealized Depreciation	$(213,316)

PORTFOLIO OF INVESTMENTS
ING GET FUND - Series V	as of March 31, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Portfolios investments at fair value:

	Investments in Securities	Other Financial Instruments*
Level 1- Quoted Prices	$3,675,206	$—
Level 2- Other Significant Observable Inputs	112,458,651	—
Level 3- Significant Unobservable Inputs	—	—
Total	$116,133,857	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of March 31, 2008, were as follows:

	Investments in Securities	Other Financial Instruments*
Balance at 12/31/07	$—	$—
Net purchases (sales)	—	—
Total realized and unrealized gain (loss)	—	—
Transfers in and/or out of Level 3	—	—
Balance at 03/31/08	$—	$—

* Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING GET Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 30, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 30, 2008